LEASES	12 Months Ended
Jun. 30, 2023
Leases
LEASES

NOTE 7 – LEASES

The Company has several operating leases for manufacturing facilities and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Operating lease expenses were $1,615,537, $477,268 and $476,574 for the years ended June 30, 2023, 2022 and 2021, respectively. Short-term lease expenses were $Nil, $Nil and $11,189 for the years ended June 30, 2023, 2022 and 2021, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	As of June 30, 2023	As of June 30, 2022

Operating lease right-of-use assets, net	$17,537,096	$4,589,678

Operating lease liabilities - current	$2,326,162	$184,700
Operating lease liabilities - non-current	10,612,508	901,351
Total operating lease liabilities	$12,938,670	$1,086,051

The weighted average remaining lease terms and average discount rate was 14.23 years and 5.79% as of June 30, 2023.

The following is a schedule of maturities of lease liabilities are as follows:

Twelve months ending June 30,
2024	$2,913,507
2025	207,990
2026	729,046
2027	1,226,060
2028	1,037,346
Thereafter	12,940,536
Total future minimum lease payments	19,054,485
Less: imputed interest	6,115,815
Total	$12,938,670

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)